AlphaTrade.com

930 West First Street, Ste 116

North Vancouver, BC Canada V7P 3N4

March 19, 2010

United States Securities and Exchange Commission

Attn: Andrew Mew, Accounting Branch Chief

          Millwood Hobbs, Staff Accountant

100 F Street N.E., Stop 4561

Washington, D.C. 20549

RE:     Form 10-K/A for the Fiscal Year Ended December 31, 2008

           Form 10-K/A for the Fiscal Year Ended December 31, 2007

            Filed April 7, 2009 and March 23, 3009

          Forms 10-Q for Fiscal Quarters Ended March 31, 2009, June 30, 2009, and September 30, 2009

          Forms 10-Q/A for Fiscal Quarters Ended March 31, 2008, June 30, 2008, and September 30, 2008

            Filed March 23, 2009

          File No. 0-25631

Dear Mr. Mew, et al:

We have reviewed the comments from your letter dated January 29, 2010 and have formulated responses as outlined below.  Please feel free to contact us at your convenience should additional explanation and/or clarification be required.

Form 10-K/A for the Fiscal Year Ended December 31, 2008

1.      We note your response to our prior comment 5 regarding your disclosure on the amount of shares issued to service providers to satisfy an outstanding invoice.  Based on your response, the fair values of the stock issued were recorded for the transaction.  As such, we believe you should remove your reference to “discounted” or “discounting” in your statement so as not to imply that you recorded the expenses on a discounted basis.

COMPANY RESPONSE:    The Company has removed references to “discounted” and “discounting” in our discussion and disclosures, pursuant to the Commission’s request.

Item 8 – Financial Statements

Audited Financial Statements for Fiscal Years Ended December 31, 2008 and 2007

Statements of Stockholders’ (Deficit), page F-8

2.      We note your response to our prior comment 9 regarding the $45,080 designated as stock subscription payable.  In future filings, revise your disclosure to identify the corresponding number of shares involved by year and clarify to investors the number of shares which have not yet been issued and why.

COMPANY RESPONSE:    The Company will revise its future disclosures related to stock subscriptions payable so as to identify the number of shares involved by year, and the number of shares which have not been issued, and why, pursuant to the Commission’s request.

Statement of Cash Flows – page F-9

3.      We note your response to our prior comment 10 regarding the presentation of the significant line item “investment received as payment for accounts receivable” within cash flows from operating activities.  Note that only items affecting cash flows should be reported in the statement of cash flows.  Based on your response, we do not consider investment certificates to be cash or your receipt of them [to represent] cash receipts during the period.  If the receipt of the investments [affects] the change in accounts receivable, you should reflect the receipt within the change of the accounts receivable line item and separately disclose this non-cash activity.  Please revise in future filings.  See paragraph 32 of SFAS 95.

COMPANY RESPONSE:    The Company will revise its future filings so as to reflect investments received as payment for accounts receivable as a non-cash item, as opposed to an operating activity, pursuant to the Commission’s request.

Note 1 – Organization and Summary of Significant Accounting Policies

h.  Revenue Recognition and Deferred Revenue, page F-11

4.      We note your responses to prior comments 14, 15, and 16.  We are unable to locate your proposed revised disclosures in Exhibit B related to the revenue streams you highlighted in the responses.  Also, as indicated in Exhibit B, it appears that you propose to remove the majority of the policy disclosures originally filed within Note 1h of the Form 10-K/A filed on April 7, 2009 in future filings.  However, we object to such removal.  We believe you should provide a comprehensive revenue recognition policy with respect to different revenue streams including the substance of your responses similar to your proposed revised disclosures for revenue recognition in Exhibit A for the 2007 financial statements.  Please confirm to us that you will provide such disclosures in future filings.

COMPANY RESPONSE:    The Company confirms that it will provide sufficient comprehensive revenue recognition policy disclosures in future filings.

m.  Accounts Receivable and Bad Debts, page F-15

5.      We note your roll-forward schedule of accounts [receivable] and response to our comment 17 regarding your basis for not increasing the allowance for bad debts in light of a significant increase over the prior year in the accounts receivable balance as of December 31, 2008.  According to your roll-forward schedule, your balance of $1.172 million as of December 31, 2008 is comprised of $1.169 million of equity securities not yet received.  Clarify to us if the securities had been received by the end of the fiscal year.  If so, we believe you should re-classify the investment securities separately from the accounts receivable balance as of December 31, 2008.

COMPANY RESPONSE:   As described in the Commission’s comment above, the Company’s accounts receivable balance of $1.172 million as of December 31, 2008 significantly consisted of $1.169 million in equity securities not yet received.  The Company confirms that none of these securities had been physically received by the Company as of December 31, 2008.

6.      We note the change in your accounting policy from recognizing revenues upon receipts of investment securities to recording accounts receivable at such time the services were appropriately agreed upon during 2008.  In this regard, tell us when you had implemented the change in 2008.  Clarify for us the meaning of your statement that you record accounts receivable at such time that the services were appropriately agreed upon and whether you also recognized revenues at such time the services were appropriately agreed upon rather than upon their completion.  If so, explain your GAAP basis behind recording accounts receivable and revenues when the services were appropriately agreed upon.

COMPANY RESPONSE:   The Company emphasizes to the Commission that it did not change its accounting policy for recognizing revenues – rather, it simply clarified an existing accounting policy.  It has always been the policy of the Company to recognize revenues at such time that the services were performed, and collection was deemed likely.  Often times the Company completed its performance in the same accounting period in which services were appropriately agreed upon, but completion of services always occurred before revenues were recognized.

7.      In addition, it appears your prior accounting policy in recognizing revenues upon receipts of investment securities rather than upon completion of services does not comply with SAB 104.  In this regard, tell us why you did not restate your prior years’ financial statement upon discovery of these accounting errors.  We may have further comments.

COMPANY RESPONSE:   As stated in our response to the Commission’s comment number 6, the Company did not record revenues until such time that it had completed the agreed-upon services, and met all other criteria for recognizing revenues, per SAB 104.  Receipt of investments as payment was more of a collection issue, and had no effect on the Company’s recognizing of revenues.  The revenues pertained to contracts in which the Company performed the vast majority of its services (i.e. setting up the Alphatrade account for the client) was performed within three weeks of the agreement date, meaning that often the services were performed in the same accounting period as the collection was made.  However, revenues were not recorded until services were performed.

n.  Marketable Securities Available for Sale, page F-16

8.  We note your response to prior comment 18 and the proposed disclosure in Exhibit B.  However, your accounting policy for other than temporary impairment does not comply with SAB Topic 5M.  Please note that if the decline in fair value is judged to be other than temporary impairment, the cost basis of the individual security should be written down to fair value as a new cost basis and the amount of the write-down should be included in earnings.  Please advise us or revise.

COMPANY RESPONSE:   The Company has revised its accounting protocol for other-than-temporary impairment of available-for-sale marketable securities so as to comply with SAB Topic 5M.  Accordingly, the Company has revised its financial statements so as to present other-than-temporary impairment of available-for-sale marketable securities as a realized loss, with the newly written-down value of the securities becoming the new cost basis of the investments.  The Company’s amended policy will be to recognize impairment on those investments that have had continued unrecognized losses for a period of 12 months or more.

9.  We note your proposed revised disclosure for Note 1(n) in Exhibit B and your response to our prior comment 21 regarding the financial statement presentation of your securities to comply with the requirements of paragraph 17 and Appendix A of FSP FAS 115-1.  Please revise your disclosure in Exhibit B to include the financial information separately in tabular form for less than 12 months as well as 12 months and greater as indicated in Appendix A.

COMPANY RESPONSE:   Appendix A of FSP FAS 115-1 requires that “all investments in an unrealized loss position…for which other-than-temporary impairments have not been recognized in earnings,” investors shall disclose certain quantitative categorized information with respect to the securities, in tabular form.  These disclosures include a segregation of those investments “that have been in a continuous loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or longer.”  The Company has revised its disclosures so as to satisfy the requirements of Appendix A of FSP FAS 115-1.

Note 8 – Basic (Loss) Per Share, page F-24

10.      We note your response to prior comment 22.  However, we believe the two basic earnings per share data presentation is inappropriate in which you appear to use the comprehensive income to calculate the second basic earnings per share data ($(0.11) per share).  Please remove the second presentation in future filings.  Similarly, remove the second diluted earnings per share data presentation.

COMPANY RESPONSE:   The Company will remove the second presentation of basic earnings per share, and the second presentation of diluted earnings per share from its future filings, pursuant to the Commission’s request.

Note 10 – Gain on Settlement of Debt, page F-25

11.  We note your proposed revised disclosure in Exhibit B and your response to our prior comment 23 regarding the gain on settlement of debt of $307,974 during 2008.  Please tell us and disclose, if true, that the settlement was with an unrelated third-party.

COMPANY RESPONSE:   The Company has revised its disclosure so as to more clearly state the fact that the gain on settlement of debt was with an unrelated third-party, pursuant to the Commission’s request.

Form 10-Q for the third fiscal quarter ended September 30, 2009, filed November 16, 2009

Item 3.  Controls and Procedures, page 18

12.  We note your reference to qualifying language of “no significant change” when disclosing the change in internal control over financial reporting.  In future filings, please remove your reference to “no significant change” and simply say “no change,” if true that there is no change in internal control over financial reporting.  Otherwise, please revise to disclose the change.  Refer to Item 308(c) of Regulation S-K.

COMPANY RESPONSE:   The Company has removed the qualifying language of “no significant change” and has revised the language to more simply read “no change.”

Exhibits 31.1 and 31.2

13.   The certifications filed with Form 10-Q for the third fiscal quarter ended September 30, 2009 do not comply with the disclosure requirements of Item 601(b) of Regulation S-K.  AS previously requested in our prior comment 31, please understand each certification must contain the exact same wording as the form certification provided within the rule.  The names of each officer should be the same throughout the certification and you should use the word “registrant” where appropriate instead of the words “small business issuer.”  Further, the language in paragraph 3 should read … “other financial information” and not “other information: as your certifications now read.  Please amend the entire Form 10-Q for the third fiscal quarter ended September 30, 2009 and submit with the report new certifications with a [current] date.  Refer to the form certification in Item 601(b) of Regulation S-K.

COMPANY RESPONSE:   The Company has revised its certifications so as to contain the exact same wording as the form certification, and to incorporate the other revisions suggested by the Commission.

Form 10-Q for the fiscal second quarter ended June 30, 2009, filed August 19, 2009

Item 1.  Financial Statements

Unaudited Interim Condensed Financial Statements

Statements of Operations and Other Comprehensive Income (Loss), page 5

14.  We note your response to prior comment 27.  We are unable to locate Exhibit M, but we note your proposed revised disclosure in which you intended to more clearly explain the impact of the $240,000 debt forgiven within the MD&A discussion of the proposed Form 10-Q/A submitted for the period ended June 30, 2009.  Please revise this disclosure in more detail explaining the nature of the expenses, how you derive the loss, and your reason for not adjusting the specific expense accounts for $240,000.

COMPANY RESPONSE:   The Company has revised its disclosure with respect to the $240,000 debt forgiven so as to more clearly disclose the nature of the expenses, how we derived the loss, etc., pursuant to the Commission’s request.

Note 6 – Lawsuit Settlements, page 12

Professional Bull Riders, Inc. v. Alphatrade.com

15.  We note your response to our prior comment 28 regarding the settlement you agreed to on May 21, 2009 with PBR.  You disclosed in the second quarter Form 10-Q that you agreed to transfer 300,000 shares of common stock of two unrelated entities to PBR as part of your settlement agreement.  Please advise us if the transfer had been made or if there are changes to your agreement regarding the transfer as we cannot locate similar disclosures in the third quarter Form 10-Q.  If the transfer had been made, tell us and disclose how you recorded the transaction.

COMPANY RESPONSE:   The Company made the 300,000 share transfer to PBR on May 29, 2009.  The Company recorded the transaction as a credit to its investment account and a debit to the judgment payable to PBR.  The Company has revised its related disclosures so as to more clearly explain the significant details of this transaction.

16.  In addition, it appears that you were able to estimate the contingent liability amount related to the PBR litigation for FY 2009 as of September 30, 2009 when the related Form 10-Q was filed in November 2009.  In this regard, explain to us why you did not record an accrual as of September 30, 2009.

COMPANY RESPONSE:   The Company has not recorded an accrual relating to the contingent liability to PBR as of September 30, 2009 due to the fact that the amount to be paid to PBR pursuant to the judgment was not yet readily determinable.  The judgment states that the Company is to pay an amount equal to the lesser of $100,000 or 30% of the Company’s net profit for each of its 2009, 2010, and 2011 fiscal years.  The Company will record the portion of the PBR judgment liability relating to the 2009 fiscal year at such time it is known what the Company’s net profit is for that year, and will make the corresponding accruals for the 2010 and 2011 fiscal years at such time the respective information is known to the Company.

Item 2.  Management’s Discussion and Analysis of Financial Condition or Plan of Operations

Results of Operations, page 14

17. We note your proposed revised disclosure and your response to our prior comment 29 relating to the large provision for bad debts of $1,031,477 recorded during the six month period ended June 30, 2009.  In your response, you state that”[w]ith this hindsight, bad debt expense was taken in the period when the contracts were identified as doubtful.”  Notwithstanding your assessing collectability based on hindsight, it appears you should have assessed collectability based on aging and the financial conditions of the customers on an ongoing basis.  Therefore, it appears you should have recorded estimated provisions in periods prior to FY 2009 rather than recording them all during the first quarter 2009.  It appears the provision charge recorded during the first quarter 2009 is, in fact, [an] out of period adjustment reflecting a correction of accounting errors.  It also appears that the significant increase in receivables recorded were related to prior periods resulting from your change in policy in recording receivables and that the increase triggered the additional provision charge.  If so, please explain why you did not correct the errors by restating the prior periods’ financial statements.  We may have further comments.

COMPANY RESPONSE:    The Company’s policy for evaluating receivables for collectability issues has always been to assess collectability based on aging and the financial conditions of the customers on an ongoing basis.  The Company did not reach the conclusion that the $1,031,477 in receivables was uncollectible until the period ended June 30, 2009.  Prior to that time, the Company’s analysis was that the $1,031,477 was fully collectible.

Item 3.  Controls and Procedures, page 15

18.  We note your proposed revised disclosure regarding your conclusion that the disclosure controls and procedures were not effective for the quarterly period ended June 30, 2009.  We note that you included in all of your previous filings partial definition of disclosure controls and procedures by stating “…is recorded, processed, summarized, and reported…” but excluding the phrase “…is accumulated and communicated to your management, including your principal executive and principal financial officers…”  Further, we note your use of the qualifying language “material information” in your disclosure.  In this regard, please revise to delete the word “material,” and include either the entire definition, or exclude the entire definition of disclosure controls and procedures in future filings.

COMPANY RESPONSE:   In its future filings the Company will revise its disclosure so as to delete the word “material,” and to add the entire definition of disclosure controls, pursuant to the Commission’s request.

Exhibits 31.1 and 31.2

19.  We note your response to your prior comment 31 regarding your proposed revised certifications.  However, we were unable to locate your revised certifications for any of the affected reporting periods for FY 2007, 2008, and 2009.  Please advise us.

COMPANY RESPONSE:   The Company has revised its certifications included in the affected reporting periods for FY 2007, 2008, and 2009.  Please see Exhibit F.

Form 10-Q for the fiscal quarter ended March 31, 2009

Item 3.  Controls and Procedures, page 16

20. Notwithstanding your response to our prior comment 32, we note the proposed revised disclosure regarding the continued use of the term “not adequate” in your disclosure controls and procedures conclusion.  Please revise to indicate that the disclosure controls and procedures were effective or not effective, instead of “not adequate” as of March 31, 2009.

COMPANY RESPONSE:   The Company has revised its disclosure to indicate its controls and procedures are “not effective,” as opposed to “not adequate,” as of March 31, 2009.

Form 10-K/A for the fiscal year ended December 31, 2007

Item 8.  Financial Statements

Audited Financial Statements for Fiscal Years Ended December 31, 2007 and 2006

General

21.  We note your proposed revised disclosure in Exhibit A and the response to our prior comment 33, but the financial data in Note 9 was not labeled as “restated.”  Please label the financial information in Note 9 as restated as we previously requested.  Also, remove the second earning per share amounts of $(0.11) and $(0.16) for 2007 and 2006, respectively, from Note 9.

COMPANY RESPONSE:    The Company has revised its disclosure in Exhibit A and labeled the financial data as “restated,” and removed the second earnings per share amounts from Note 9, pursuant to the Commission’s request.

Form 10-Q/A for the fiscal quarter ended September 30, 2008

Note 3 – Restated Financial Statements, page 12

22.  Please remove your comprehensive basic and diluted earnings per share amounts from Note 3, income statements, and elsewhere, as applicable, in the filing and all of your amended Forms 10-Q for FY 2008.

COMPANY RESPONSE:    The Company has removed its comprehensive basic and diluted earnings per share amounts from Note 3, income statements, and elsewhere, pursuant to the Commission’s request.

23.  We note your response to our prior comment 36 regarding the reversal of advertising revenues of $2.2 million for the quarter ended September 30, 2008.  We note that collectability and a lack of necessary factors to be considered earned revenues are the basis for your reversal.  In order for us to better understand the facts and circumstances surrounding the decision to reverse revenues, please clarify for us the nature of the necessary factors and other factors, if any, which caused you to reverse the revenues.  Also, it appears that the revenues were related to a prior reporting period in which you encountered subsequent collectability issue[s] related to the receivable.  If so, we believe you should record a provision for doubtful accounts instead of reversing the advertising revenues in the quarter ended September 30, 2008.  Please explain.

COMPANY RESPONSE:   The transaction referenced by the Commission does not pertain to a prior period, nor does it pertain to a collectability issue.  The Company had signed an agreement during the year with an unrelated individual wherein he agreed to bring clients and projects to the Company.  The agreement stated a value of $2.2 million worth of business would be brought to the Company by the individual.  This figure was originally recorded as revenue, but after further review was determined not to be a revenue source, but rather an agreement to work together with an estimate of potential value.  There were several factors missing from the agreement that were needed in order to record the amount as revenue.  There was no fixed sales price, only a statement that the commission the Company would receive from the deals this individual would bring would be determined on an individual basis.  A service had not yet been performed by the Company (delivery), and collectability remained in question because the sales had not occurred and it was unclear whether they ever would.  The Company therefore determined that this was not a recordable contract, and that the revenues needed to be reversed in order to correct the error.

24.  We note your response to our prior comment 37 regarding the reason for the significant adjustments to the general and administrative expense line item in your 2008 Forms 10-Q/A in connection with the correction of an accounting error related to the collectability of advertising revenues.  However, we were unable to locate your proposed revised disclosure for the affected 2008 Forms 10-Q/A.  Further, please clarify for us in more detail the nature and type of errors related to the two $100,000 quarterly expense adjustments you made to the second and third quarterly financial statements and provide us your proposed revised disclosures.

COMPANY RESPONSE:  The Company has revised its disclosure in its Forms 10-Q/A for the periods ended June 30, 2008 and September 30, 2008, so as to clarify the nature and type of errors related to the two $100,000 quarterly expense adjustments, pursuant to the Commission’s request.

ALPHATRADE.COM

Per:

GORDON J. MUIR

CEO